FINANCIAL INVESTORS TRUST 1290 Broadway, Suite 1100 Denver, CO 80203

April 10, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 209

Dear Sir or Madam:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 209 (under the Securities Act of 1933, as amended, and No. 210 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 209”). PEA 209 is being filed with respect to two new series of the Trust, the ALPS/Smith Total Return Bond Fund and the ALPS/Smith Short Duration Bond Fund (each, a “Fund”). Each Fund will offer Investor Class, Class A, Class C, and Class I shares.

The SEC Staff is requested to address any comments on this filing with Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-7381.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary
Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP